Note 2 - Discontinued Operations and Assets Held for Sale (Details) - Assets and Liabilities of Discontinued Operations (USD $) In Thousands, unless otherwise specified	Jun. 04, 2013	Feb. 02, 2013	Jan. 28, 2012
Assets and Liabilities of Discontinued Operations [Abstract]
Inventories, net		$ 5,704	$ 6,212
Prepaid catalog costs		690	1,016
Other current assets		415	395
Total current assets		6,809	7,623
Property and equipment, net		690
Total assets		7,499	7,623
Accounts payable		4,236	3,913
Accrued expenses		560	802
Customer liabilities		370	479
Total liabilities	$ 3,300	$ 5,166	$ 5,194